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                                                                 CIK: 0000897956

Metropolitan Life Insurance Company
200 Park Avenue
New York, New York 10166

                                September 5, 2008

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

     Re:  Paragon Separate Account B File No. 811-07534

Commissioners:

     Semi-annual reports dated June 30, 2008 of the underlying funds are incorporated herein by reference as the reports sent to policyowners of the Paragon Separate Account B of Metropolitan Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Semi-annual reports for certain portfolios of DWS Variable Series I are incorporated by reference as filed on Form N-CSRS, CIK No. 0000764797, File No. 811-04257 and DWS Variable Series II, CIK No. 0000810573, File No. 811-05002.

The Semi-annual reports for certain portfolios of MFS Variable Insurance Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000918571, File No. 811-08326.

The Semi-annual reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File No. 811-10183.

The Semi-annual reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

The Semi-annual reports for certain portfolios of Morgan Stanley Variable Investment Series are incorporated by reference as filed on Form N-CSRS, CIK No. 0000716716, File No. 811-03692.

The Semi-annual reports for certain series of Putnam Variable Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000822671, File No. 811-05346.

The Semi-annual reports for certain portfolios of T. Rowe Price Equity Series Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000918294, File No. 811-07143 and T. Rowe Price Fixed Income Series Inc., CIK No. 0000920467, File No. 811-07153.

The Semi-annual reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000356494, File No. 811-03329,

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Variable Insurance Products Fund II, CIK No. 0000831016, File No. 811-05511,
Variable Insurance Products Fund IV, CIK No. 0000720318, File No. 811-03759 and Variable Insurance Products Fund V, CIK No. 0000823535, File No. 811-05361.

                                        Sincerely,


                                        /s/ Gina C. Sandonato
                                        ----------------------------------------
                                        Gina C. Sandonato